NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Notes and Loans Payable [Abstract]
Balance due under revolving loan	$ 19,804,000		$ 24,393,000
Interest expense related to credit facilities	986,000	$ 945,000
Capital lease obligations	$ 3,595,000		$ 4,215,000